Trade Payables (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Trade Payables [Abstract]
Schedule of trade payables
	December 31,
	2020	2019
Accrued expenses	$279	$525
Open debts	277	339

	$556	$864